Intangible Assets (Tables) - ColdQuanta Inc dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2024
Intangible Assets [Line Items]
Schedule of Intangible asset balances and accumulated amortization
Intangible assets from prior business combinations are included in other assets on the consolidated balance sheet. The intangible asset balances and accumulated amortization are as follows (in thousands):

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted-Average Remaining Amortization Period (in years)
Customer relationships	$41	$18	$23	3.33
Tradename	127	57	70	3.33
Software	162	162	—	0.00
Order back log	2	2	—	0.00

	$332	$239	$93

	December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted-Average Remaining Amortization Period (in years)
Customer relationships	$41	$12	$29	4.33
Tradename	127	35	92	4.33
Software	162	135	27	0.33
Order back log	2	2	—	0.00

	$332	$184	$148

Schedule of Estimated amortization expense on intangible assets
The table below presents the estimated amortization expense on intangible assets for the next five years and thereafter as of December 31, 2024 (in thousands):

2025	$28
2026	28
2027	28
2028	9
2029	—
Thereafter	—

Total estimated amortization expense	$93